Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,834,300
Previously Paid Amount	0.00
Total Fee Amount	4,567.63
Total Offset Amount	0.00
Net Fee	4,567.63
Narrative - Max Aggregate Offering Price	$ 29,834,300
Final Prospectus	true